Consolidated Statements of Financial Positions - USD ($) $ in Thousands	Apr. 30, 2023	Apr. 30, 2022 [1]	May 01, 2021 [1]
Non-current assets:
Goodwill	$ 0	$ 7,477	$ 7,557
Property, plant and equipment	238,600	16	20
Intangible assets	311	4,640	5,205
Prepayments, deposits and other receivables	0	0	2,011
Financial assets at FVTPL	5,170	19,130	37,858
Interests in joint ventures	98,092	0	0
Total non-current assets	342,173	31,263	52,651
Current assets:
Accounts receivable	9,803	5,039	8,941
Prepayments, deposits and other receivables	7,678	36,941	2,468
Amount due from AMTD Group (as defined in note 1)	126,444	321,438	275,442
Amount due from a non-controlling shareholder	539	0	0
Financial assets at FVTPL	9,243	0	0
Fiduciary bank balances	785	1,487	1,874
Cash and cash equivalents	152,930	14,337	53,631
Current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners	307,422	379,242	342,356
Assets classified as held for sale	12,081	0	0
Total current assets	319,503	379,242	342,356
Total assets	661,676	410,505	395,007
Current liabilities:
Clients' monies held on trust	428	847	1,173
Accounts payable	493	10	14
Other payables and accruals	3,253	3,447	5,007
Bank borrowings	65,803	0	0
Amount due to a noncontrolling shareholder	53,803	0	0
Contract liabilities	10,162	5,291	5,038
Income tax payable	4,571	4,053	6,256
Current liabilities other than liabilities included in disposal groups classified as held for sale	138,513	13,648	17,488
Liabilities associated with assets classified as held for sale	1,030	0	0
Total current liabilities	139,543	13,648	17,488
Non-current liabilities:
Contract liabilities	1,031	677	4,017
Deferred tax liability	0	735	885
Total non-current liabilities	1,031	1,412	4,902
Total liabilities	140,574	15,060	22,390
Capital and reserves:
Share capital	8	7	7
Treasury shares	(52,235)	0	0
Reserves	510,174	392,924	369,362
Equity attributable to owners of the Company	457,947	392,931	369,369
Non-controlling interests	63,155	2,514	3,248
Total equity	521,102	395,445	372,617
Total equity and liabilities	$ 661,676	$ 410,505	$ 395,007

[1]	The comparative consolidated financial statements have been re-presented from Hong Kong dollar to US$ to reflect the Company’s change in presentation currency. See note 1.